Financial Instruments and Risk Management (Tables)	12 Months Ended
Sep. 30, 2014
Financial Instruments and Risk Management [Abstract]
Offsetting Assets and Liabilities [Table Text Block]
The Company has the following recognized financial assets and financial liabilities resulting from those transactions that meet the scope of the disclosure requirements as necessitated by applicable accounting guidance for balance sheet offsetting:

Offsetting of derivative assets

		At September 30, 2014			At September 30, 2013
Description	Balance Sheet location	Gross amounts of recognized assets	Gross amounts offset in the Balance Sheet	Net amounts of assets presented in the Balance Sheet	Gross amounts of recognized assets	Gross amounts offset in the Balance Sheet	Net amounts of assets presented in the Balance Sheet
Foreign Currency Contracts	Other Current Assets, Other Assets	$19.8	$(0.4)	$19.4	$7.3	$(0.6)	$6.7

Offsetting of derivative liabilities

		At September 30, 2014			At September 30, 2013
Description	Balance Sheet location	Gross amounts of recognized liabilities	Gross amounts offset in the Balance Sheet	Net amounts of liabilities presented in the Balance Sheet	Gross amounts of recognized liabilities	Gross amounts offset in the Balance Sheet	Net amounts of liabilities presented in the Balance Sheet
Foreign Currency Contracts	Other Current Liabilities, Other Liabilities	$(1.8)	$0.2	$(1.6)	$8.6	$(0.2)	$8.4

The net amounts of derivative assets and liabilities are reconciled to the individual line item amounts presented in the Consolidated Balance Sheet.

Schedule of Derivatives Instruments Statements of Financial Performance and Financial Position, Location [Table Text Block]
The following table provides estimated fair values as of September 30, 2014 and 2013, and the amounts of gains and losses on derivative instruments classified as cash flow hedges as of and for the twelve months ended September 30, 2014 and 2013, respectively.

	At September 30, 2014	For the Year Ended September 30, 2014
Derivatives designated as Cash Flow Hedging Relationships	Estimated Fair Value Asset(Liability) (1) (2)	Pre-Tax Gain/(Loss) Recognized in OCI(3)	Pre-Tax Gain/(Loss) Reclassified From OCI into Income (Effective Portion) (4) (5)
Foreign currency contracts	$14.5	$17.7	$4.7
Total	$14.5	$17.7	$4.7

	At September 30, 2013	For the Year Ended September 30, 2013
Derivatives designated as Cash Flow Hedging Relationships	Estimated Fair Value Asset(Liability) (1) (2)	Gain/(Loss) Recognized in OCI(3)	Gain/(Loss) Reclassified From OCI into Income (Effective Portion) (4) (5)
Foreign currency contracts	$1.5	$18.1	$10.7
Interest rate contracts	—	—	(0.3)
Total	$1.5	$18.1	$10.4

(1)	All derivative assets are presented in other current assets or other assets.

(2)	All derivative liabilities are presented in other current liabilities or other liabilities.

(3)	OCI is defined as other comprehensive income.

(4)	Gain/(Loss) reclassified to Income was recorded as follows: Foreign currency contracts and other financing items, net.

(5)	Each of these derivative instruments has a high correlation to the underlying exposure being hedged and has been deemed highly effective in offsetting associated risk.

Schedule of Other Derivatives Not Designated as Hedging Instruments, Statements of Financial Performance and Financial Position, Location [Table Text Block]
The following table provides estimated fair values as of September 30, 2014 and 2013, and the amounts of gains and losses on derivative instruments not classified as cash flow hedges as of and for the twelve months ended September 30, 2014 and 2013, respectively.

	At September 30, 2014	For the Year Ended September 30, 2014
Derivatives not designated as Cash Flow Hedging Relationships	Estimated Fair Value Asset (Liability)	Gain/(Loss) Recognized in Income (1)
Share option	$5.6	$12.3
Foreign currency contracts	3.3	4.2
Total	$8.9	$16.5

	At September 30, 2013	For the Year Ended September 30, 2013
Derivatives not designated as Cash Flow Hedging Relationships	Estimated Fair Value Asset (Liability)	Gain/(Loss) Recognized in Income (1)
Share option	$7.7	$15.5
Commodity contracts (2)	—	(1.9)
Foreign currency contracts	(3.2)	4.9
Total	$4.5	$18.5

(1) Gain/(Loss) recognized in Income was recorded as follows: Share option in Selling, general and administrative expense and foreign currency and commodity contracts in other financing item, net.
(2) The Company discontinued the zinc hedging program in fiscal 2013. The final settlement of outstanding zinc contracts resulted in a loss of $1.9 for the year ended September 30, 2013.

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The following table sets forth the Company’s financial assets and liabilities, which are carried at fair value, as of September 30, 2014 and 2013 that are measured on a recurring basis during the period, segregated by level within the fair value hierarchy:

	Level 2
	September 30,
	2014	2013
Assets/(Liabilities) at estimated fair value:
Deferred Compensation	$(157.3)	$(167.6)
Derivatives - Foreign Currency contracts	17.8	(1.7)
Share Option	5.6	7.7
Total Liabilities at estimated fair value	$(133.9)	$(161.6)